Construction Services Noncontrolling Interests	12 Months Ended
Dec. 31, 2015
Noncontrolling Interest [Abstract]
Construction Services Noncontrolling Interests

Note 16 – Construction Services Noncontrolling Interests

Associated with the agreement reached in conjunction with the acquisition of the Canadian constriction businesses, the previous owners of the acquired companies initially retained an approximate 10% equity interest in the Canadian-specific businesses. The agreement, associated with that approximate 10% equity interest, provided special dividend rights which entitled the sellers, as holders, to dividends equal to 3.4% of dividends paid at the level of Centuri, and subject to certain conditions, such interests could become exchangeable for a 3.4% equity interest in Centuri. In consideration of the underlying exchange rights of the original agreement, earnings attribution by Centuri to the previous owners also occurred in an amount equivalent to 3.4% of Centuri earnings since October 2014. During the third quarter of 2015, the sellers formally exercised their exchange rights under the terms of the original agreement. No new rights were conveyed to the noncontrolling parties as a result of the exchange and no new consideration was involved. The previous owners continue to be able to exit their investment retained by requiring the purchase of a portion of their interest commencing July 2017 and in incremental amounts each anniversary date thereafter. The shares subject to the election cumulate (if earlier elections are not made) such that 100% of their interest retained is subject to the election beginning in July 2022. Due to the continued ability of the noncontrolling parties to redeem their interest for cash, their interest continues to be presented on the Company’s Consolidated Balance Sheet at December 31, 2015 as a Redeemable noncontrolling interest, a category of mezzanine equity (temporary equity), in accordance with SEC guidance. However, that interest, previously associated with the Canadian businesses, is now formally an interest in Centuri.

Significant changes in the value of the redeemable noncontrolling interest are recognized as they occur, and the carrying value is adjusted as necessary at each reporting date. Guidance by the SEC indicates that downward adjustments in the value of redeemable noncontrolling interests are only permitted to the extent that upward adjustments in value were previously recognized. A floor for the noncontrolling interest was originally set at the acquisition date (in October 2014). However, U.S. GAAP generally views changes in ownership interest, where the parent retains its controlling interest, as an equity transaction, whereby the carrying amount of the noncontrolling interest is adjusted to reflect the change in ownership interest in the subsidiary. In connection with the exchange rights being exercised during the third quarter, an updated valuation was conducted. A significant decrease in the value of the redeemable noncontrolling interest was recognized, due in part to the exchange option no longer being subject to probability estimates. In light of the U.S. GAAP requirement to adjust the carrying amount, a new floor was set for the redeemable noncontrolling interest at the exchange date (July 31, 2015), with a corresponding adjustment made to additional paid in capital of the Company. Future adjustments to the redemption value are not permitted below the new floor. The following depicts impacts to the balance of the redeemable noncontrolling interest between the indicated periods.

Redeemable Noncontrolling Interest
(Thousands of dollars):
Balance, December 31, 2014	$20,042
Net Income (loss) attributable to redeemable noncontrolling interest	939
Foreign currency exchange translation adjustment	(66)
Centuri distribution to redeemable noncontrolling interest	(99)
Adjustment to redemption value	(4,708)

Balance, December 31, 2015	$16,108

The redemption value of the redeemable noncontrolling interest utilizes a market approach to determine a construction services enterprise value. Publicly traded “guideline” companies are identified by using a selection criteria, including actively traded equities, their financial solvency, and other factors. Once the guideline companies are determined, enterprise value is calculated using a weighted approach of projected earnings before interest expense and taxes (“EBIT”) and earnings before interest expense, taxes, and depreciation and amortization expense (“EBITDA”). After an estimated fair value is determined, it is multiplied by 3.4%. A discount is then applied due to limitations of the nonpublic noncontrolling interest being valued. Prior to the exchange rights being exercised in the third quarter of 2015, a Monte Carlo simulation methodology was used to assign a value to the redeemable noncontrolling interest. Each quarter, market changes in the guideline companies are considered and the weighted approach to projected EBIT and EBITDA, in relation to the guideline companies, is re-evaluated to determine if value changes are necessary at each quarterly reporting date. The negative adjustment to the redemption value in the table above reflects the sum of adjustments made during the year.

Centuri also holds a 65% interest in a venture to market natural gas engine-driven heating, ventilating, and air conditioning (“HVAC”) technology and products. Centuri consolidates the entity (IntelliChoice Energy, LLC) as a majority-owned subsidiary. The interest is immaterial to the consolidated financial statements, but is identified as the Noncontrolling interest within Total equity on the Consolidated Balance Sheets.